2. Basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2018
Basis Of Preparation Of Consolidated Financial Statements Tables Abstract
Effect of adopting accounting changes IAS 29

	01-01-2016	12-31-2016	12-31-2017
	ARS 000	ARS 000	ARS 000

Equity according to consolidated financial statements approved on April 24, 2018	4,571,663	5,154,016	7,361,000
Increase due to capital stock and premiums adjustment	11,037,227	12,153,414	10,400,585
Retained earnings decrease	(1,116,668)	(3,637,091)	(919,719)
Non-controlling interests increase	-	5,690	189,669
Equity after the adoption of IAS 29	14,492,222	13,676,029	17,031,535

	12-31-2016	12-31-2017
	ARS 000	ARS 000

Net income for the year according to consolidated financial statements approved on April 24, 2018	1,768,836	3,493,999
Loss on net monetary position	(1,836,626)	(151,904)
Restatement of income statement items (including income tax)	1,446,332	1,920,350
Net income after the adoption of IAS 29	1,378,542	5,262,445